real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real estate joint ventures
Interest expense	$ 812	$ 778
Net income	1,698	1,260
Comprehensive income	2,349	964
Real estate joint ventures
Real estate joint ventures
Revenue	13	2
Depreciation and amortization	7	3
Interest expense	3	1
Net income	(18)	(42)
Comprehensive income	(18)	(42)
Capitalized financing costs		4
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0